Pax World Funds Series Trust I
Supplement Dated August 15, 2012
to the Prospectus dated May 1, 2012

Effective August 15, 2012, the name of Pax World Global Green
Fund changed to Pax World Global Environmental Markets Fund.
Accordingly, each reference in the Prospectus to Pax World Global
Green Fund is hereby replaced with Pax World Global
Environmental Markets Fund.

1. The following paragraph replaces the first full paragraph on page 46 of the Prospectus, under the heading "Investment Objective" and the first full paragraph on page 66 of the Prospectus, also under the heading "Investment Objective":
The Global Environmental Markets Fund's investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including energy (alternative energy and energy efficiency); water (water infrastructure and technologies, pollution control); and waste (waste management and technologies, environmental support services).

2. The following paragraph replaces the first paragraph on page 48 of the Prospectus:
The Global Environmental Markets Fund invests in companies whose businesses and technologies focus on environmental markets, including energy (alternative energy and energy efficiency), water (water infrastructure and technologies, pollution control) and waste (waste management and technologies, environmental support services). The Global Environmental
Markets Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

3.  The following paragraph replaces the third paragraph on page
48 of the Prospectus:
The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental, social and governance (ESG) performance.

4. The second sentence of the last paragraph on page 67 of the Prospectus is replaced by the following sentence:
In this regard, the Fund invests in companies whose businesses and technologies focus on environmental markets, including energy
(alternative energy and energy efficiency), water (water infrastructure and technologies, pollution control) and waste (waste management and technologies, environmental support services).

5. The third full paragraph on page 72 of the Prospectus is replaced by the following:
In addition to our other sustainability or ESG criteria, the Global Environmental Markets Fund has a particular focus on environmental markets - investing in companies whose businesses and technologies focus on environmental markets, including energy (alternative energy and energy efficiency), water (water infrastructure and technologies, pollution control) and waste (waste management and technologies, environmental support services).







Pax World Funds Series Trust I
Supplement Dated August 15, 2012
to the Statement of Additional Information dated May 1, 2012

Effective August 15, 2012, the name of Pax World Global Green Fund changed to Pax World Global Environmental Markets Fund. Accordingly, each reference in the Statement of Additional Information to Pax World Global Green Fund is hereby replaced with Pax World Global Environmental Markets Fund.

1.  The following language is inserted following "Emerging
Market Securities" on page 13 of the Statement of Additional
Information:
ENVIRONMENTAL MARKETS
Under normal circumstances, Pax World Global Environmental
Markets Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in companies with businesses and technologies focused on environmental markets. To the extent required by Rule 35d-1 under the 1940 Act and the SEC's interpretive positions thereunder, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in this policy. Environmental markets include, without limitation, energy (alternative energy and energy efficiency); water (water infrastructure and technologies, pollution control); and waste (waste management and technologies, environmental support services).